Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurement [Abstract]
Non-financial Assets Measured at Fair Value Classified in Level 3
As of December 31, 2021 and 2020 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2021	2020
Level 3
Vessels	$-	$182,055
Buildings	116,714	286,232
Land	1,199,550	1,934,345
	$1,316,264	$2,402,632

Information Used for Appraisal
The information used for the measurement of fair value as of December 31, 2020 was:

	Offshore vessels	Parcel tankers
Daily rate or fee	4,504 usd	15,805 usd
Average percentage of utilization	78%	89%
Discount rate	7.44%	7.65%

Reconciliation Between Carrying Amounts of Non-financial Assets Classified within Level 3
As of December 31, 2021, and 2020, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	Vessels	Buildings and Facilities
Balance as of January 1, 2021	$182,055	$2,220,577
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	(43,385)	(327,362)
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	-	(130,000)
	(43,385)	(457,362)
Additions and disposals, net	(130,464)	-
Transfer to assets available for sale	(8,206)	(446,951)
Balance as of December 31, 2021	$-	$1,316,264

Balance as of January 1, 2020	$214,938	$1,897,583
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	-	330,571
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	(16,136)	-
	(16,136)	330,571
Additions and disposals, net	(16,747)	(7,577)
Balance as of December 31, 2020	$182,055	$2,220,577